Stock-Based Compensation and Employee Benefit Plans (Details) - USD ($)		3 Months Ended		6 Months Ended	9 Months Ended		12 Months Ended
	Apr. 29, 2022	Sep. 30, 2023	Sep. 30, 2022	Jun. 30, 2023	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Apr. 28, 2023
Stock-Based Compensation and Employee Benefit Plans (Details) [Line Items]
Shares issued (in Shares)		69,568			69,568		31,945		499
Shares outstanding (in Shares)	16,483
Stock option compensation expense		$ 500,000	$ 1,600,000		$ 2,100,000	$ 3,500,000	$ 4,300,000	$ 5,600,000
Compensation expense							818,000	0
Unrecognized compensation expense				$ 700,000			$ 1,400,000
Weighted average period term					167 days		7 years 10 months 2 days
Weighted average period							2 years 7 months 2 days
Compensation expense					$ 1,300,000
2022 Plan [Member]
Stock-Based Compensation and Employee Benefit Plans (Details) [Line Items]
Shares available to be granted (in Shares)	26,483				13,198		4,104
Shares authorized (in Shares)	10,000
Shares issued (in Shares)	16,483
Shares outstanding (in Shares)	16,483
Compensation expense							$ 3,500,000	$ 5,600,000
Unrecognized compensation expense							$ 2,900,000
2022 Employee Stock Purchase Plan [Member]
Stock-Based Compensation and Employee Benefit Plans (Details) [Line Items]
Common stock shares reserved (in Shares)	2,500			2,500			2,500
Fair market value percentage				85.00%			85.00%
Fair market value exercise percentage				85.00%			85.00%
Purchase of common stock				$ 25,000			$ 25,000